Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends [Line Items]
Total Amount	₱ 9,953													₱ 23,393	₱ 25,338	₱ 17,776
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Nov. 07, 2023	Aug. 03, 2023	May 04, 2023	Jan. 31, 2023	Nov. 03, 2022	Aug. 04, 2022	May 05, 2022	Jan. 25, 2022	Nov. 04, 2021	Aug. 05, 2021	May 06, 2021	Jan. 26, 2021
Record Date		Nov. 22, 2023	Aug. 19, 2023	May 19, 2023	Feb. 27, 2023	Nov. 18, 2022	Aug. 19, 2022	May 20, 2022	Feb. 21, 2022	Nov. 19, 2021	Aug. 20, 2021	May 21, 2021	Feb. 22, 2021
Payable Date		Dec. 15, 2023	Sep. 15, 2023	Jun. 15, 2023	Mar. 15, 2023	Dec. 15, 2022	Sep. 15, 2022	Jun. 15, 2022	Mar. 15, 2022	Dec. 15, 2021	Sep. 15, 2021	Jun. 15, 2021	Mar. 15, 2021
Total Amount		₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	49	49	49
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Jan. 30, 2024
Record Date	Feb. 14, 2024
Payable Date	Mar. 15, 2024
Total Amount	₱ 12
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Dec. 05, 2023	Aug. 29, 2023	Jun. 13, 2023	Mar. 02, 2023	Dec. 15, 2022	Aug. 24, 2022	Jun. 14, 2022	Mar. 03, 2022	Dec. 07, 2021	Aug. 26, 2021	Jun. 08, 2021	Mar. 04, 2021
Record Date		Dec. 22, 2023	Sep. 13, 2023	Jun. 28, 2023	Mar. 17, 2023	Dec. 29, 2022	Sep. 15, 2022	Jun. 30, 2022	Mar. 23, 2022	Dec. 23, 2021	Sep. 13, 2021	Jun. 24, 2021	Mar. 24, 2021
Payable Date		Jan. 15, 2024	Oct. 15, 2023	Jul. 15, 2023	Apr. 15, 2023	Jan. 15, 2023	Oct. 15, 2022	Jul. 15, 2022	Apr. 15, 2022	Jan. 15, 2022	Oct. 15, 2021	Jul. 15, 2021	Apr. 15, 2021
Total Amount		₱ 2	₱ 2	₱ 3	₱ 3	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	₱ 2	₱ 2	₱ 3	10	10	10
Voting Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 21, 2024
Record Date	Apr. 05, 2024
Payable Date	Apr. 15, 2024
Total Amount	₱ 2
Common Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date			Mar. 23, 2023	Aug. 03, 2023	Mar. 23, 2023		Aug. 04, 2022	Aug. 04, 2022	Mar. 03, 2022			Aug. 05, 2021	Mar. 04, 2021
Record Date			Apr. 11, 2023	Aug. 17, 2023	Apr. 11, 2023		Aug. 18, 2022	Aug. 18, 2022	Mar. 17, 2022			Aug. 19, 2021	Mar. 18, 2021
Payable Date			Apr. 24, 2023	Sep. 04, 2023	Apr. 24, 2023		Sep. 05, 2022	Sep. 05, 2022	Apr. 04, 2022			Sep. 03, 2021	Apr. 06, 2021
Per Share Amount			₱ 14	₱ 49	₱ 45		₱ 28	₱ 47	₱ 42			₱ 42	₱ 40
Total Amount			₱ 3,025	₱ 10,587	₱ 9,722		₱ 6,049	₱ 10,155	₱ 9,075			₱ 9,075	₱ 8,642	₱ 23,334	₱ 25,279	₱ 17,717
Common Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 07, 2024
Record Date	Mar. 21, 2024
Payable Date	Apr. 05, 2024
Per Share Amount	₱ 46
Total Amount	₱ 9,939